UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-01545
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2005

Item 1. Schedule of Investments

Eaton Vance Balanced Fund as of September 30, 2005 (Unaudited)

Eaton Vance Balanced Fund (The Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At September 30, 2005, the Fund owned approximately 73.0% of Capital Growth Portfolio’s outstanding interests, approximately 60.7% of Investment Grade Income Portfolio’s outstanding interests and approximately 3.2% of Large-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2005 is set forth below.

Investment	Value	% of Fund’s Net Assets
Capital Growth Portfolio (identified cost, $63,110,804)	$79,543,229	39.8%
Investment Grade Income Portfolio (identified cost, $61,660,472)	$62,680,409	31.3%
Large-Cap Value Portfolio (identified cost, $46,457,091)	$58,265,536	29.1%
Total Investments — 100.2% (identified cost, $171,228,367)	$200,489,174	100.2%
Other Assets, Less Liabilities — (0.2%)	$(337,692)	(0.2)%
Net Assets — 100%	$200,151,482	100.0%

Eaton Vance Emerging Markets Fund as of September 30, 2005 (Unaudited)

Eaton Vance Emerging Markets Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Emerging Markets Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2005, the value of the Fund’s investment in the Portfolio was $100,243,856 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Emerging Markets Portfolio                                                                                                      as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.5%

Security	Shares	Value
Automotive — 8.1%
Denway Motors, Ltd.	6,242,000	$2,284,585
Hyundai Mobis	30,800	2,537,688
Hyundai Motor Co.	41,780	3,280,098
		$8,102,371
Banks and Money Services — 14.3%
Banco do Brasil S.A.	118,300	2,316,319
Grupo Financiero Banorte DA de CV	323,500	2,883,515
Kookmin Bank	38,400	2,278,766
Public Bank Berhad	1,112,700	2,054,021
Standard Bank Group, Ltd.	210,261	2,316,041
Turkiye IS Bankasi-C	356,264	2,472,156
		$14,320,818
Cement — 2.1%
Siam Cement Public Company, Ltd.	342,000	2,124,959
		$2,124,959
Chemicals — 4.5%
Nan Ya Plastics Corp.	1,090,634	1,315,891
Reliance Industries, Ltd. GDR (1)	88,650	3,193,173
		$4,509,064
Diversified Operations — 2.4%
Sime Darby Berhad	1,480,200	2,434,927
		$2,434,927
Electric - Integrated — 4.0%
Enersis S.A.	9,103,000	2,070,233
Enersis S.A. ADR	9,500	108,680
Malakoff Berhad	880,200	1,811,912
		$3,990,825
Engineering and Construction — 1.8%
Daelim Industrial Co.	25,700	1,816,000
		$1,816,000
Home Furnishings — 2.5%
Steinhoff International Holdings, Ltd.	807,000	2,501,041
		$2,501,041
Insurance — 5.2%
Cathay Financial Holding Co., Ltd.	942,000	1,760,651
China Insurance International Holdings Co., Ltd. (2)	2,596,000	969,740
Samsung Fire & Marine Insurance Co., Ltd.	23,720	2,465,746
		$5,196,137

1

Mining — 2.8%
AngloGold Ashanti, Ltd.	66,000	$2,827,488
		$2,827,488
Oil and Gas - Equipment and Services — 3.0%
Lukoil Oil., ADR	52,000	3,003,000
		$3,003,000
Oil Companies - Exploration & Production — 6.3%
CNOOC, Ltd.	4,262,000	3,094,030
OAO Gazprom ADR	47,800	3,202,600
		$6,296,630
Oil Companies-Integrated — 4.7%
China Petroleum and Chemical Corp.	5,392,000	2,459,525
PTT PCL	382,100	2,270,362
		$4,729,887
Paper Products — 1.9%
Kimberly-Clark de Mexico S.A. de C.V.	503,000	1,893,774
		$1,893,774
Publishing — 2.3%
Hurriyet Gazetecilik ve Matbaacilik A.S.	764,000	2,279,333
		$2,279,333
Retail — 2.2%
Wal-Mart de Mexico S.A.	439,000	2,232,524
		$2,232,524
Semiconductor Components/Integrated Circuits — 1.8%
United Microelectronics Corp.	2,765,035	1,782,695
		$1,782,695
Steel — 8.6%
Cia Siderurgica Nacional S.A. ADR	69,300	1,609,146
POSCO	13,850	3,136,958
Tenaris SA ADR	28,000	3,859,520
		$8,605,624
Telecommunications Services — 2.5%
AFK Sistema GDR	104,400	2,557,800
		$2,557,800
Telephone-Integrated — 7.1%
Chunghwa Telecom Co., Ltd.	968,000	1,693,250
Magyar Telekom	442,000	2,285,937
Shin Corp., Public Company, Ltd.	1,343,200	1,341,074
SK Telecom Co., Ltd. ADR	83,650	1,826,916
		$7,147,177

2

Tobacco — 0.3%
Companhia Souza Cruz S.A.	23,323	$280,613
		$280,613
Transportation — 2.1%
Malaysia International Shipping Corp.	432,700	2,138,026
		$2,138,026
Total Common Stocks (identified cost $64,147,400)		$90,770,713

Preferred Stocks — 2.9%

Security	Shares	Value
Electric-Integrated — 2.9%
Cia Energetica de Minas Gerais	76,250,000	$2,900,153
		$2,900,153
Total Preferred Stocks (identified cost $1,513,557)		$2,900,153

Warrants — 0.0%

Security	Shares	Value
Oil Companies-Exploration & Production — 0.0%
Teton Energy Corp., Exercise price: $6, Expiration date: 10/30/05 (2)(3)(4)	80,000	$0
		$0
Total Warrants (identified cost $0)		$0
Total Investments — 93.4% (identified cost $65,660,957)		$93,670,866
Other Assets, Less Liabilities — 6.6%		$6,573,230
Net Assets — 100.0%		$100,244,096

3

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $3,193,173 or 3.2% of the Portfolio’s net assets.

(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Restricted Security.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Republic of Korea	17.3%	$17,342,172
Russia	8.7%	8,763,400
Malaysia	8.4%	8,438,886
China	7.8%	7,838,139
South Africa	7.6%	7,644,571
Brazil	7.1%	7,106,231
Mexico	7.0%	7,009,814
Taiwan	6.5%	6,552,487
Thailand	5.7%	5,736,394
Turkey	4.7%	4,751,489
Argentina	3.9%	3,859,520
India	3.2%	3,193,173
Hungary	2.3%	2,285,937
Chile	2.2%	2,178,913
Hong Kong	1.0%	969,740

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$65,660,957
Gross unrealized appreciation	$28,408,008
Gross unrealized depreciation	(398,099)
Net unrealized appreciation	$28,009,909

4

The net unrealized appreciation on foreign currency is $1,506.

Restricted Security

At September 30, 2005, the Portfolio owned the following security (representing 0.00% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933. The fair value of this security is determined using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Fair Value
Warrants
Teton Energy Corp.	10/29/02	80,000	$0	$0

5

Eaton Vance Greater India Fund  as of September 30, 2005 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in South Asia Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2005, the value of the Fund’s investment in the Portfolio was $249,219,312 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

South Asia Portfolio                                                                                                                     as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
India — 93.8%
Applications Software — 19.4%
Financial Technologies (India) Ltd.	314,770	$9,432,003
Geodesic Information Systems Ltd.	1,167,800	7,023,003
Infosys Technologies Ltd.	198,901	11,425,037
KPIT Cummins Infosystems Ltd.	174,110	1,093,546
Patni Computer Systems Ltd.	722,589	7,448,175
Tata Consultancy Services Ltd.	349,900	11,799,902
		$48,221,666
Auto and Parts — 5.1%
Bajaj Auto Ltd.	208,102	8,009,312
Motor Industries Co. Ltd.	86,685	4,795,821
		$12,805,133
Banking and Finance — 3.8%
Infrastructure Development Finance Co. Ltd. (1)	343,600	554,105
Kotak Mahindra Bank Ltd.	1,460,625	6,622,895
Shriram Transport Finance Co. Ltd.	857,009	2,346,955
		$9,523,955
Chemicals — 3.7%
Micro Inks Ltd.	113,300	1,660,007
United Phosphorus Ltd.	1,568,370	7,464,606
		$9,124,613
Diversified Industry — 2.0%
Sintex Industries Ltd.	333,884	5,091,770
		$5,091,770
Drugs — 11.8%
Divi’s Laboratories Ltd.	96,944	3,365,304
Dr. Reddy’s Laboratories Ltd.	207,200	4,017,932
Glaxosmithkline Pharmaceuticals Ltd.	496,823	10,013,868
Ind-Swift Laboratories Ltd. (2)(3)	102,000	377,584
Preferential Shares
Ranbaxy Laboratories Ltd.	46,600	520,693
Sun Pharmaceutical Industries Ltd.	732,203	11,079,223
		$29,374,604
Energy — 16.7%
Bharat Petroleum Corp. Ltd.	863,600	7,952,448
Hindustan Petroleum Corp. Ltd.	366,800	2,643,387
Indian Oil Corporation	250,100	2,573,950
National Thermal Power Corp. Ltd.	2,959,400	7,124,221

1

Oil and Natural Gas Corp. Ltd.	441,200	$10,646,402
Reliance Industries Ltd.	595,600	10,756,409
		$41,696,817
Engineering — 9.7%
ABB Ltd.	131,500	5,113,061
Gammon India Ltd.	662,843	6,125,625
Larsen & Toubro Ltd.	183,020	6,296,945
Siemens India Ltd.	109,736	6,549,216
		$24,084,847
Household Products — 4.2%
Hindustan Lever Ltd.	2,516,300	10,375,374
		$10,375,374
Medical Products/Biotech — 0.2%
Transgene Biotek Ltd. (1)	240,000	520,509
		$520,509
Oil and Gas - Equipment and Services — 2.5%
Indraprastha Gas Ltd.	2,135,600	6,288,848
		$6,288,848
Oil Drilling - Equipment and Services — 3.0%
Aban Loyd Chiles Offshore Ltd.	558,000	7,479,345
		$7,479,345
Power Converters/Power Supply Equipment — 1.5%
Bharat Heavy Electricals Ltd.	137,500	3,825,735
		$3,825,735
Retail — 4.0%
Pantaloon Retail India Ltd.	228,906	9,834,611
		$9,834,611
Tobacco — 4.3%
ITC Ltd.	3,438,000	10,698,237
		$10,698,237
Transportation — 1.9%
Container Corporation of India Ltd.	155,600	4,706,931
		$4,706,931
Total India (identified cost $166,821,154)		$233,652,995

2

Sri Lanka — 2.0%
Telecommunications — 2.0%
Dialog Telekom Ltd. (1)	24,226,400	$5,072,747
		$5,072,747
Total Sri Lanka (identified cost $4,167,018)		$5,072,747
Total Common Stocks (identified cost $170,988,172)		$238,725,742
Total Investments — 95.8% (identified cost $170,988,172)		$238,725,742
Other Assets, Less Liabilities — 4.2%		$10,493,965
Net Assets — 100.0%		$249,219,707

Company descriptions are unaudited.
(1)	Non-income producing security.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)	Security restricted from sale until December 2, 2005.

Top Ten Holdings

		Percentage
Company	Industry Sector	of Net Assets	Value
Tata Consultancy Services Ltd.	Applications Software	4.7%	$11,799,902
Infosys Technologies Ltd.	Applications Software	4.6%	11,425,037
Sun Pharmaceutical Industries Ltd.	Drugs	4.4%	11,079,223
Reliance Industries Ltd.	Energy	4.3%	10,756,409
ITC Ltd.	Tobacco	4.3%	10,698,237
Oil and Natural Gas Corp. Ltd.	Energy	4.3%	10,646,402
Hindustan Lever Ltd.	Household Products	4.2%	10,375,374
Glaxosmithkline Pharmaceuticals Ltd.	Drugs	4.0%	10,013,868
Pantaloon Retail India Ltd.	Retail	3.9%	9,834,611
Financial Technologies (India) Ltd.	Applications Software	3.8%	9,432,003

3

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments (Unaudited)

	Percentage
Company	of Net Assets	Value
Applications Software	19.4%	$48,221,666
Energy	16.7%	41,696,817
Drugs	11.8%	29,374,604
Engineering	9.7%	24,084,847
Auto and Parts	5.1%	12,805,133
Tobacco	4.3%	10,698,237
Household Products	4.2%	10,375,374
Retail	4.0%	9,834,611
Banking and Finance	3.8%	9,523,955
Chemicals	3.7%	9,124,613

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, are as follows:

Aggregate cost	$170,988,172
Gross unrealized appreciation	$67,981,474
Gross unrealized depreciation	(243,904)
Net unrealized appreciation	$67,737,570

The net unrealized appreciation on foreign currency at September 30, 2005 on a federal income tax basis was $13,344.

4

Eaton Vance Institutional Short Term Income Fund                                                           as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 4.4%

	Principal
	Amount
Security	(000’s omitted)	Value
AMXCA 2003-1-A, 3.88%, 9/15/10 (1)	$1,000	$1,003,020
BOIT, Series 2003-B1, Class B-1, 4.14%, 12/15/10 (1)	1,000	1,006,110
CARAT 2004-1 A4, 2.64%, 11/17/08	1,550	1,505,102
CCCIT, Series 2003-A4 Class A4, 3.96%, 3/20/09 (1)	2,100	2,103,408
CHAMT 2002-8 A, 3.83%, 3/17/08 (1)	1,000	1,000,677
CHAMT, Series 2004-1B, Class B, 3.97%, 5/15/09 (1)	1,000	1,000,528
FCCMT 2002-C, Class A, 2.75%, 4/15/08	2,000	2,000,411
MBNAS, Series 2003-A3 Class A3, 3.89%, 8/16/10 (1)	2,100	2,107,016
Total Asset Backed Securities (identified cost, $11,708,668)		$11,726,272

Auction-Rate Securities — 17.8%

	Shares/Principal
Security	Amount	Value
Aberdeen Asia-Pacific Income Fund, Inc., 4.0% (1)(2)	200	$5,000,000
Cohen and Steers Select Utility Closed Fund, Inc., 3.9% (1)(2)	81	2,025,000
Colorado Educational and Cultural Facility, 3.7%, 7/1/32 (1)	1,750,000	1,750,000
Colorado Educational and Cultural Facility, 3.7%, 7/1/33 (1)	3,750,000	3,750,000
Connecticut, 3.63%, 5/1/12 (1)	5,500,000	5,500,000
Nebraska Public Power District, 3.7%, 1/1/14 (1)	6,000,000	6,000,000
New Jersey Economic Development Authority, 3.66%, 11/1/14 (1)	5,000,000	5,000,000
Pimco Corporate Opportunity Fund, Series M, 3.85% (1)(2)	200	5,000,000
Pioneer Tax Advantaged Balanced Fund, 3.88% (1)(2)	200	5,000,000
Scudder RREEF Real Estate Fund II, Series W7, 3.87% (1)(2)	135	3,375,000
Western Asset/Claymore US Treasury Inflation Fund, Series W, 3.9% (1)(2)	200	5,000,000
Total Auction-Rate Securities (at amortized cost, $47,400,000)		$47,400,000

Commercial Paper — 42.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Abbey National North America, LLC, 3.64%, 10/11/05	$6,000	$5,993,933
American General Finance Corp., 3.56%, 10/7/05	8,000	7,995,253
Barclays US Funding, LLC, 3.71%, 10/14/05	5,000	4,993,301
Barton Capital Corp., 3.75%, 10/19/05 (3)	5,842	5,831,046
CAFCO, LLC, 3.66%, 10/26/05 (3)	4,400	4,388,817
CIESCO, LLC, 3.64%, 10/14/05 (3)	4,790	4,783,704
CRC Funding, LLC, 3.62%, 10/19/05 (3)	1,900	1,896,561

1

CRC Funding, LLC, 3.63%, 10/7/05 (3)	$3,500	$3,497,883
General Electric Capital Corp., 3.50%, 10/12/05	4,616	4,611,064
General Electric Capital Corp., 3.55%, 10/20/05	4,739	4,730,121
General Electric Capital Corp., 3.67%, 11/7/05	2,193	2,184,728
General Electric Capital Corp., 3.70%, 11/15/05	1,977	1,967,856
HSBC Finance Corp., 3.61%, 10/4/05	7,000	6,997,894
HSBC Finance Corp., 3.61%, 10/17/05	1,897	1,893,957
Kittyhawk Funding Corp., 3.56%, 10/25/05 (3)	2,901	2,894,115
Kittyhawk Funding Corp., 3.60%, 10/5/05 (3)	1,503	1,502,399
Kittyhawk Funding Corp., 3.61%, 10/3/05 (3)	2,566	2,565,485
Kittyhawk Funding Corp., 3.69%, 10/17/05 (3)	1,871	1,867,932
MetLife Funding, Inc., 3.56%, 10/25/05	1,369	1,365,751
Mid-States Corp. Federal Credit Union, 3.72%, 10/13/05	4,572	4,566,331
Mid-States Corp. Federal Credit Union, 3.76%, 10/25/05	3,994	3,983,988
Old Line Funding, LLC, 3.62%, 10/18/05 (3)	3,300	3,294,359
Ranger Funding Co., LLC, 3.58%, 10/3/05 (3)	4,000	3,999,205
Societe General N.A., 3.50%, 10/17/05	4,000	3,993,778
Toyota Motor Credit Corp., 3.68%, 10/13/05	6,000	5,992,640
UBS Finance Delaware, LLC, 3.59%, 10/3/05	3,453	3,452,311
UBS Finance Delaware, LLC, 3.605%, 10/18/05	5,098	5,089,321
UBS Finance Delaware, LLC, 3.70%, 10/19/05	2,375	2,370,606
Yorktown Capital, LLC, 3.58%, 10/3/05 (3)	1,650	1,649,672
Yorktown Capital, LLC, 3.75%, 10/5/05 (3)	2,536	2,534,943
Total Commercial Paper (at amortized cost, $112,888,954)		$112,888,954

Corporate Bonds — 7.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Alabama Power Co., 2.80%, 12/1/06	$1,550	$1,521,280
Allstate Life Global Fund Trust, 4.02%, 4/2/07 (1)	2,000	1,997,220
American Honda Finance Corp., 4.07%, 9/27/07 (1)	2,425	2,429,794
Bear Stearns Co., Inc., 3.769%, 1/16/07(1)	2,500	2,506,008
Caterpillar Financial Service Corp., 3.84%, 2/11/08 (1)	2,425	2,428,286
FleetBoston Financial Corp., 7.125%, 4/15/06	1,000	1,014,470
HSBC Bank USA, 3.877%, 12/14/06 (1)	2,000	2,002,100
Lehman Brothers Inc., 7.375%, 1/15/07	2,000	2,062,488
Merrill Lynch and Co., Inc., 3.03%, 4/5/06 (1)	1,000	997,560
Merrill Lynch and Co., Inc., 3.953%, 2/5/10 (1)	2,835	2,842,011
		$19,801,217
Total Corporate Bonds (identified cost $19,824,806)		$19,801,217

2

Mortgage-Backed Securities — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC, CMO, Series 2503-BC, 5.50%, 12/15/28	$318	$317,758
FHLMC, PAC CMO, Series 2571-MJ, 3.50%, 10/15/23	642	640,216
Total Mortgage-Backed Securities (identified cost, $962,181)		$957,974

Preferred Stocks — 3.8%

Security	Shares	Value
Financial Services — 3.6%
Bancwest Capital I, 9.50%, 12/1/30 (2)	42,100	$1,058,769
Bank One Capital V, 8.00%, 1/30/31 (2)	40,000	1,012,578
Citigroup Capital VII, 7.125%, 7/31/31 (2)	60,000	1,520,859
Federal National Mortgage Association, Series K, 5.396%	50,000	2,475,000
Morgan Stanley Capital II, 7.25%, 7/31/31 (2)	80,000	2,021,384
USB Capital III, 7.75%, 5/1/31 (2)	63,000	1,598,029
		$9,686,619
Telecommunication Services — 0.2%
SBC Communications Inc., 7.00%, 6/1/41 (2)	20,000	501,939
		$501,939
Total Preferred Stocks (identified cost $10,273,918)		$10,188,558

U.S. Government Agency Obligations — 7.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank, 1.62%, 10/27/05	$2,000	$1,996,136
Federal Home Loan Bank, 3.42%, 9/29/06 (1)	1,000	1,000,685
Federal Home Loan Bank, 3.75%, 9/28/06	2,000	1,996,452
Federal Home Loan Bank, 4.125%, 11/15/06	3,000	2,991,300
Federal Home Loan Bank, 4.20%, 11/5/08	2,000	1,980,432
Federal Home Loan Bank, 5.75%, 10/15/07	700	718,834
FHLMC, 4.06%, 7/25/08	2,000	1,995,322
FNMA, 2.25%, 2/28/06	2,000	1,986,500
FNMA, 2.50%, 2/17/06 (1)	1,000	994,679
FNMA, 2.625%, 10/23/06	1,000	982,397
FNMA, 4.15%, 7/13/07	3,000	2,981,394
Total U.S. Government Agency Obligations (identified cost, $19,722,657)		$19,624,131

3

U.S. Treasury Obligations — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Inflation Index Note, 3.625%, 1/15/08	$1,814	$1,920,826
Total U.S. Treasury Obligations (identified cost, $1,921,550)		$1,920,826

Repurchase Agreements — 15.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Morgan Stanley Repurchase Agreement, dated 9/30/05, due 10/03/05, with a maturity value of $42,094,396 and an effective yield of 3.82%, collateralized by Commercial Paper and U.S. Agency Obligations with rates ranging from 0.00% to 10.26%, with maturity dates ranging from 10/03/05 to 08/10/10 and with an aggregate market value of $42,625,732.	$42,081	$42,081,000
Total Repurchase Agreements (identified cost $42,081,000)		$42,081,000

Short-Term Investments — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 100.6% (identified cost $268,783,734)		$268,588,932
Other Assets, Less Liabilities — (0.6)%		$(1,571,571)
Net Assets — 100.0%		$267,017,361

AMXCA	—	American Express Credit Account Master Trust
BOIT	—	Bank One Issuance Trust
CARAT	—	Capital Auto Receivables Asset Trust
CCCIT	—	Citibank Credit Card Issuance Trust
CHAMT	—	Chase Credit Card Master Trust
FNMA	—	Federal National Mortgage Association (Fannie Mae)
MBNAS	—	MBNA Credit Card Master Note Trust
(1)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2005.

4

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Fund's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

The Fund did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$268,783,734
Gross unrealized appreciation	$37,181
Gross unrealized depreciation	(231,983)
Net unrealized depreciation	$(194,802)

5

Eaton Vance Institutional Short Term Treasury Fund                                                             as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations—98.3%

	Principal
	Amount
Security	(000’s omitted)	Value
US Treasury Bill, 0.00%, 10/6/05	$10,000	$9,996,100
Total U.S. Treasury Obligations (identified cost, $9,995,736)		$9,996,100
Total Investments — 98.3% (identified cost $9,995,736)		$9,996,100
Other Assets, Less Liabilities — 1.7%		$177,666
Net Assets — 100.0%		$10,173,766

The Fund did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$9,995,736
Gross unrealized appreciation	$364
Gross unrealized depreciation	—
Net unrealized appreciation	$364

Eaton Vance Large-Cap Value Fund  as of September 30, 2005 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2005, the value of the Fund’s investment in the Portfolio was $1,746,260,712, and the Fund owned approximately 95.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Value Portfolio                                                                                                          as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Aerospace & Defense — 2.4%
General Dynamics Corp.	225,000	$26,898,750
Northrop Grumman Corp.	300,000	16,305,000
		$43,203,750
Agricultural Equipment — 1.0%
Deere & Co.	300,000	18,360,000
		$18,360,000
Auto and Parts — 0.8%
BorgWarner, Inc.	275,000	15,526,500
		$15,526,500
Banks — 8.5%
Bank of America Corp.	1,000,000	42,100,000
National City Corp.	700,000	23,408,000
SunTrust Banks, Inc.	300,000	20,835,000
U.S. Bancorp	450,000	12,636,000
Wachovia Corp.	550,000	26,174,500
Wells Fargo & Co.	500,000	29,285,000
		$154,438,500
Building and Construction — 0.9%
D.R. Horton, Inc.	450,000	16,299,000
		$16,299,000
Chemicals — 1.2%
Air Products and Chemicals, Inc.	400,000	22,056,001
		$22,056,001
Communications Services — 4.9%
Alltel Corp.	250,000	16,277,500
SBC Communications, Inc.	900,000	21,573,000
Sprint Corp. (FON Group)	500,000	11,890,000
Verizon Communications, Inc.	650,000	21,248,500
Vodafone Group PLC ADR	700,000	18,179,000
		$89,168,000
Computers and Business Equipment — 3.5%
Hewlett-Packard Co.	925,000	27,010,000
International Business Machines Corp.	450,000	36,099,000
		$63,109,000
Consumer Non-Durables — 1.6%
Kimberly-Clark Corp.	500,000	29,765,000
		$29,765,000

1

Consumer Products-Miscellaneous — 2.0%
Altria Group, Inc.	500,000	$36,855,000
		$36,855,000
Consumer Services — 1.1%
Cendant Corp.	1,000,000	20,640,000
		$20,640,000
Diversified Manufacturing and Services — 0.5%
Eaton Corp.	150,000	9,532,500
		$9,532,500
Electric Utilities — 6.6%
Dominion Resources, Inc.	400,000	34,456,000
Exelon Corp.	650,000	34,736,000
Scottish Power PLC (1)	1,500,000	15,153,899
TXU Corp.	325,000	36,686,000
		$121,031,899
Financial Services — 11.8%
American Express Co.	250,000	14,360,000
Citigroup, Inc.	800,000	36,416,000
Countrywide Financial Corp.	850,000	28,033,000
Federal Home Loan Mortgage Corp.	325,000	18,349,500
Goldman Sachs Group, Inc.	275,000	33,434,500
Lehman Brothers Holdings, Inc.	225,000	26,208,000
Merrill Lynch & Co., Inc.	550,000	33,742,500
Washington Mutual, Inc.	625,000	24,512,500
		$215,056,000
Foods — 1.8%
Nestle SA (1)	110,000	32,440,430
		$32,440,430
Healthcare — 2.8%
Fisher Scientific International, Inc. (2)	350,000	21,717,500
HCA, Inc.	200,000	9,584,000
WellPoint, Inc. (2)	250,000	18,955,000
		$50,256,500
Information Technology Services — 0.7%
NCR Corp. (2)	400,000	12,764,000
		$12,764,000
Insurance — 7.6%
Allstate Corp. (The)	350,000	19,351,500
First American Corp.	525,000	23,976,750
Genworth Financial, Inc., Class A	500,000	16,120,000
MetLife, Inc.	475,000	23,669,250

2

Principal Financial Group, Inc.	450,000	$21,316,500
Prudential Financial, Inc.	500,000	33,780,000
		$138,214,000
Machinery — 1.0%
Caterpillar, Inc.	300,000	17,625,000
		$17,625,000
Media — 2.7%
Comcast Corp., Class A (2)	750,000	22,035,000
Time Warner, Inc.	1,500,000	27,165,000
		$49,200,000
Metals-Industrial — 2.4%
Inco, Ltd. (1)	500,000	23,675,000
Phelps Dodge Corp.	150,000	19,489,500
		$43,164,500
Oil and Gas-Equipment and Services — 2.8%
Noble Corp.	350,000	23,961,000
Transocean Sedco Forex, Inc. (1)(2)	450,000	27,589,500
		$51,550,500
Oil and Gas-Exploration and Production — 3.3%
Burlington Resources, Inc.	350,000	28,462,000
Williams Cos., Inc.	1,250,000	31,312,500
		$59,774,500
Oil and Gas-Integrated — 8.0%
ConocoPhillips	600,000	41,946,000
Exxon Mobil Corp.	625,000	39,712,500
Marathon Oil Corp.	500,000	34,465,000
Occidental Petroleum Corp.	350,000	29,900,500
		$146,024,000
Oil and Gas-Refining — 1.1%
Valero Energy Corp.	175,000	19,785,500
		$19,785,500
Paper and Forest Products — 1.0%
Weyerhaeuser Co.	275,000	18,906,250
		$18,906,250
Pharmaceuticals — 4.3%
Pfizer, Inc.	1,600,000	39,952,000
Wyeth	850,000	39,329,500
		$79,281,500
REITS — 2.3%
AvalonBay Communities, Inc.	150,000	12,855,000
Simon Property Group, Inc.	400,000	29,648,000
		$42,503,000

3

Retail-General — 1.8%
Federated Department Stores, Inc.	500,000	$33,435,000
		$33,435,000
Retail-Restaurants — 0.7%
McDonald’s Corp.	400,000	13,396,000
		$13,396,000
Retail-Specialty and Apparel — 2.4%
Home Depot, Inc.	850,000	32,419,000
Nike, Inc., Class B	150,000	12,252,000
		$44,671,000
Semiconductors & Semiconductor Equipment — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,500,000	12,330,000
		$12,330,000
Transportation — 1.6%
Burlington Northern Santa Fe Corp.	500,000	29,900,000
		$29,900,000
Total Common Stocks (identified cost $1,474,623,719)		$1,750,262,830

Commercial Paper — 7.5%

	Principal
	Amount
Security	(000’s omitted)	Value
HSBC Finance Corp., 3.80%, 10/4/05	$30,000	$29,990,500
Societe Generale, 3.86%, 10/3/05	21,000	20,995,497
UBS Finance LLC, 3.86%, 10/3/05	85,663	85,644,630
Total Commercial Paper (at amortized cost, $136,630,627)		$136,630,627

Short-Term Investments — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 103.4% (identified cost $1,613,254,346)		$1,888,893,457
Other Assets, Less Liabilities — (3.4)%		$(62,256,926)
Net Assets — 100.0%		$1,826,636,531

4

ADR	—	American Depository Receipt
1		Foreign security.
2		Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,613,254,346
Gross unrealized appreciation	$290,012,772
Gross unrealized depreciation	(14,373,661)
Net unrealized appreciation	$275,639,111

5

Eaton Vance Large-Cap Core Fund as of September 30, 2005 (Unaudited)

Eaton Vance Large-Cap Core Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2005, the value of the Fund’s investment in the Portfolio was $36,377,169 and the Fund owned approximately 99.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Core Portfolio                                                                                                           as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks—97.9%

Security	Shares	Value
Aerospace & Defense — 3.7%
General Dynamics Corp.	5,850	$699,367
United Technologies Corp.	12,800	663,552
		$1,362,919
Beverages — 2.0%
PepsiCo, Inc.	12,850	728,724
		$728,724
Biotechnology — 2.5%
Amgen, Inc. (1)	7,500	597,525
Sepracor, Inc. (1)	5,400	318,546
		$916,071
Capital Markets — 4.9%
Franklin Resources, Inc.	5,700	478,572
Goldman Sachs Group, Inc.	4,400	534,952
Merrill Lynch & Co., Inc.	12,400	760,740
		$1,774,264
Commercial Banks — 4.4%
Anglo Irish Bank Corp. PLC (2)	24,000	329,073
Bank of America Corp.	7,062	297,310
Commerce Bancorp, Inc.	11,200	343,728
Wachovia Corp.	6,000	285,540
Wells Fargo & Co.	6,150	360,206
		$1,615,857
Commercial Services & Supplies — 2.1%
Cendant Corp.	17,300	357,072
Cintas Corp.	10,000	410,500
		$767,572
Communications Equipment — 2.6%
Corning, Inc. (1)	21,600	417,528
QUALCOMM, Inc.	11,900	532,525
		$950,053
Computers & Peripherals — 0.9%
Dell, Inc. (1)	10,000	342,000
		$342,000
Diversified Financial Services — 7.2%
American Express Co.	12,300	706,512
Citigroup, Inc.	10,400	473,408
JPMorgan Chase & Co.	14,400	488,592

1

Moody’s Corp.	8,400	$429,072
Paychex, Inc.	14,000	519,120
		$2,616,704
Electrical Equipment — 2.1%
Emerson Electric Co.	10,700	768,260
		$768,260
Electronic Equipment & Instruments — 1.5%
Agilent Technologies, Inc. (1)	17,000	556,750
		$556,750
Energy Equipment & Services — 1.3%
Halliburton Co.	6,700	459,084
		$459,084
Food & Staples Retailing — 2.6%
Walgreen Co.	11,400	495,330
Wal-Mart Stores, Inc.	10,050	440,391
		$935,721
Food Products — 1.5%
Nestle SA	1,900	560,335
		$560,335
Health Care - Equipment & Supplies — 5.0%
Baxter International, Inc.	10,200	406,674
Cooper Co., Inc. (The)	5,300	406,033
Medtronic, Inc.	11,500	616,630
Stryker Corp.	8,400	415,212
		$1,844,549
Health Care Providers & Services — 1.3%
Caremark Rx, Inc. (1)	9,700	484,321
		$484,321
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	7,300	364,854
Harrah’s Entertainment, Inc.	4,800	312,912
		$677,766
Household Products — 2.3%
Colgate-Palmolive Co.	8,600	453,994
Procter & Gamble Co.	6,300	374,598
		$828,592
Industrial Conglomerate — 2.3%
3M Co.	5,100	374,136
General Electric Co.	13,900	468,013
		$842,149

2

Insurance — 3.1%
Aflac Corp.	9,200	$416,760
Allstate Corp. (The)	6,900	381,501
Berkshire Hathaway, Inc., Class B (1)	125	341,375
		$1,139,636
Machinery — 0.9%
Danaher Corp.	6,000	322,980
		$322,980
Media — 5.8%
McGraw-Hill Cos., Inc., (The)	16,700	802,268
Omnicom Group, Inc.	4,100	342,883
Time Warner, Inc.	32,700	592,197
Walt Disney Co., (The)	15,200	366,776
		$2,104,124
Metals & Mining — 2.5%
Freeport-McMoRan Copper & Gold, Inc., Class B	10,000	485,900
Inco, Ltd. (2)	9,100	430,885
		$916,785
Oil & Gas — 8.2%
Apache Corp.	4,800	361,056
BP PLC ADR	9,420	667,407
ConocoPhillips	6,500	454,415
Exxon Mobil Corp.	9,210	585,203
Marathon Oil Corp.	6,200	427,366
Williams Co., Inc. (The)	20,000	501,000
		$2,996,447
Personal Products — 2.0%
Gillette Co. (The)	12,480	726,336
		$726,336
Pharmaceuticals — 6.3%
Abbott Laboratories	6,800	288,320
Schering-Plough Corp.	25,700	540,985
Teva Pharmaceuticals Industries Ltd. ADR	14,400	481,248
Watson Pharmaceuticals, Inc. (1)	12,600	461,286
Wyeth Corp.	11,300	522,851
		$2,294,690
Retail — 2.8%
Bed Bath and Beyond, Inc. (1)	15,900	638,862
Federated Department Stores, Inc.	6,000	401,220
		$1,040,082
Semiconductors & Semiconductor Equipment — 6.2%
Applied Materials, Inc.	30,200	512,192
Broadcom Corp., Class A (1)	10,000	469,100
Intel Corp.	24,500	603,925

3

Linear Technology Corp.	9,000	$338,310
Microchip Technology, Inc.	11,600	349,392
		$2,272,919
Software — 4.7%
Microsoft Corp.	29,920	769,842
Oracle Corp. (1)	48,500	600,915
Symantec Corp. (1)	15,200	344,432
		$1,715,189
Telecommunications Services — 0.9%
Sprint Corp.	14,000	332,920
		$332,920
Textiles, Apparel & Luxury Goods — 1.5%
Nike, Inc., Class B	6,600	539,088
		$539,088
Thrifts & Mortgage Finance — 0.9%
Countrywide Financial Corp.	10,300	339,694
		$339,694
Total Common Stocks (identified cost $30,367,516)		$35,772,581

Short-Term Investments—2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$727	$727,000
Total Short-Term Investments (at amortized cost, $727,000)		$727,000
Total Investments — 99.9% (identified cost $31,094,516)		$36,499,581
Other Assets, Less Liabilities — 0.1%		$21,290
Net Assets — 100.0%		$36,520,871

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.

4

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$31,094,516
Gross unrealized appreciation	$5,901,554
Gross unrealized depreciation	(496,489)
Net unrealized appreciation	$5,405,065

5

Eaton Vance Small-Cap Growth Fund  as of September 30, 2005 (Unaudited)

Eaton Vance Small-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2005, the value of the Fund’s investment in the Portfolio was $11,839,491 and the Fund owned approximately 42.1% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Small-Cap Growth Portfolio                                                                                                      as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks—95.8%

Security	Shares	Value
Aerospace & Defense — 2.8%
Aviall, Inc. (1)	7,700	$260,106
DRS Technologies, Inc.	5,200	256,672
Mercury Computer Systems, Inc. (1)	5,100	133,875
Teledyne Technologies, Inc. (1)	3,600	124,092
		$774,745
Air Freight & Logistics — 1.6%
Hub Group, Inc., Class A (1)	6,100	223,931
UTI Worldwide, Inc.	2,800	217,560
		$441,491
Beverages — 0.4%
Hansen Natural Corp. (1)	2,338	110,073
		$110,073
Biotechnology — 2.2%
Abgenix, Inc. (1)	33,300	422,244
United Therapeutics Corp. (1)	3,000	209,400
		$631,644
Capital Markets — 1.7%
Affiliated Managers Group, Inc. (1)	2,600	188,292
Greenhill & Co., Inc.	6,800	283,492
		$471,784
Chemicals — 0.6%
Agrium, Inc.	7,700	169,169
		$169,169
Commercial Services & Supplies — 1.7%
Harland (John H.) Co.	4,000	177,600
Resources Connection, Inc. (1)	10,000	296,300
		$473,900
Computers & Peripherals — 3.9%
Novatel Wireless, Inc. (1)	36,000	520,920
Palm, Inc. (1)	8,600	243,638
Synaptics, Inc. (1)	17,200	323,360
		$1,087,918
Consumer Finance — 1.4%
Student Loan Corp., (The)	1,620	383,746
		$383,746
Diversified Consumer Services — 1.8%
DeVry, Inc. (1)	10,800	205,740
Education Management Corp. (1)	4,400	141,856

1

Regis Corp.	4,400	$166,408
		$514,004
Electric Utilities — 1.2%
ALLETE, Inc.	3,400	155,754
Westar Energy, Inc.	8,000	193,040
		$348,794
Electrical Equipment — 2.0%
AMETEK, Inc.	5,900	253,523
Roper Industries, Inc.	8,000	314,320
		$567,843
Food & Staples Retailing — 0.6%
Longs Drugstores Corp.	4,200	180,138
		$180,138
Health Care Equipment & Supplies — 8.7%
Aspect Medical Systems, Inc. (1)	6,100	180,743
CONMED Corp. (1)	5,200	144,976
DJ Orthopedics, Inc. (1)	7,700	222,838
Hologic, Inc. (1)	7,300	421,575
IDEXX Laboratories, Inc. (1)	2,200	147,136
Immucor, Inc. (1)	10,825	297,038
Intuitive Surgical, Inc. (1)	3,000	219,870
Kyphon, Inc. (1)	6,450	283,413
Respironics, Inc. (1)	7,700	324,786
Ventana Medical Systems, Inc. (1)	5,050	192,253
		$2,434,628
Health Care Providers & Services — 7.4%
Chemed Corp.	6,600	286,044
Community Health Systems, Inc. (1)	6,600	256,146
eResearch Technology, Inc. (1)	14,200	201,498
Health Net, Inc. (1)	7,200	340,704
LifePoint Hospitals, Inc. (1)	5,500	240,515
Pediatrix Medical Group, Inc. (1)	2,150	165,163
Psychiatric Solutions, Inc. (1)	3,100	168,113
United Surgical Partners International, Inc. (1)	6,750	263,992
VCA Antech, Inc. (1)	6,600	168,432
		$2,090,607
Hotels, Restaurants & Leisure — 5.2%
Aztar Corp. (1)	8,400	258,804
Cheesecake Factory, Inc. (The) (1)	3,200	99,968
Choice Hotels International, Inc.	3,625	234,320
Gaylord Entertainment Co. (1)	5,600	266,840
Penn National Gaming, Inc. (1)	3,502	108,947

2

Sonic Corp. (1)	8,100	$221,535
Station Casinos, Inc.	4,100	272,076
		$1,462,490
Household Durables — 1.0%
Central Garden & Pet Co. (1)	2,583	116,881
Jarden Corp. (1)	4,050	166,333
		$283,214
Insurance — 1.6%
Philadelphia Consolidated Holding Corp. (1)	2,050	174,045
Stewart Information Services Corp.	5,100	261,120
		$435,165
Internet Software & Services — 0.3%
SINA Corp. (1)	3,400	93,500
		$93,500
IT Services — 5.1%
Cognizant Technology Solutions Corp. (1)	5,950	277,210
Euronet Worldwide, Inc. (1)	10,600	313,654
MoneyGram International, Inc.	17,500	379,925
SI International, Inc. (1)	6,095	188,762
SRA International, Inc., Class A (1)	7,800	276,744
		$1,436,295
Machinery — 2.7%
Actuant Corp., Class A	6,300	294,840
Bucyrus International, Inc., Class A	3,900	191,607
Joy Global, Inc.	5,500	277,530
		$763,977
Media — 2.0%
Central European Media Enterprises, Ltd. (1)	10,650	562,427
		$562,427
Multi-Utilities — 1.0%
CMS Energy Corp. (1)	17,000	279,650
		$279,650
Oil, Gas & Consumable Fuels — 11.0%
Alon USA Energy, Inc. (1)	16,678	402,774
Denbury Resources, Inc. (1)	7,500	378,300
Goodrich Petroleum Corp. (1)	13,901	326,256
Peabody Energy Corp.	6,900	582,015
Quicksilver Resources, Inc. (1)	6,300	301,077
Southwestern Energy Co. (1)	8,200	601,880
Vintage Petroleum, Inc.	11,050	504,543
		$3,096,845

3

Personal Products — 0.7%
Chattem, Inc. (1)	5,144	$182,612
		$182,612
Pharmaceuticals — 1.6%
Hi-Tech Pharmacal Co., Inc. (1)	2,900	87,232
MGI Pharma, Inc. (1)	6,200	144,522
Penwest Pharmaceuticals Co. (1)	11,800	206,854
		$438,608
Real Estate — 2.0%
Strategic Hotel Capital, Inc.	12,100	220,946
Taubman Centers, Inc.	7,200	228,240
Trizec Properties, Inc.	5,100	117,606
		$566,792
Semiconductors & Semiconductor Equipment — 8.3%
Advanced Analogic Technologies, Inc. (1)	23,087	258,344
Advanced Energy Industries, Inc. (1)	12,930	139,127
Atheros Communications, Inc. (1)	27,100	264,496
Brooks Automation, Inc. (1)	8,800	117,304
Ikanos Communications (1)	2,949	36,243
International Rectifier Corp. (1)	10,100	455,308
Intersil Corp., Class A	17,200	374,616
Sigmatel, Inc. (1)	20,600	416,944
Veeco Instruments, Inc. (1)	16,900	271,076
		$2,333,458
Software — 6.8%
Activision, Inc. (1)	15,200	310,840
Blackbaud, Inc.	10,400	147,368
i2 Technologies, Inc. (1)	22,000	410,080
Intellisync Corp. (1)	66,900	297,036
MICROS Systems, Inc. (1)	5,500	240,625
NAVTEQ, Corp. (1)	4,300	214,785
Quest Software, Inc. (1)	19,600	295,372
		$1,916,106
Specialty Retail — 2.9%
DSW, Inc., Class A (1)	5,474	116,049
GameStop Corp., Class A (1)	7,600	239,172
Hibbet Sporting Goods, Inc. (1)	10,500	233,625
O’Reilly Automotive, Inc. (1)	8,300	233,894
		$822,740
Textiles, Apparel & Luxury Goods — 1.4%
Gildan Activewear, Inc. (1)	7,094	271,204
Warnaco Group, Inc., (The) (1)	6,000	131,460
		$402,664

4

Thrifts & Mortgage Finance — 1.6%
IndyMac Bancorp, Inc.	7,300	$288,934
WSFS Financial Corp.	2,500	147,225
		$436,159
Wireless Telecommunication Services — 2.6%
NII Holdings, Inc., Class B (1)	8,675	732,604
		$732,604
Total Common Stocks (identified cost $22,118,058)		$26,925,790

Commercial Paper — 1.3%

	Principal
	Amount
Security	(000’s omitted)	Value
UBS Finance LLC, 3.86%, 10/3/05	$371	$370,921
Total Commercial Paper (at amortized cost, $370,920)		$370,921

Short-Term Investments — 2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$562	$562,000
Total Short-Term Investments (at amortized cost, $562,000)		$562,000
Total Investments — 99.1% (identified cost $23,050,978)		$27,858,711
Other Assets, Less Liabilities — 0.9%		$241,311
Net Assets — 100.0%		$28,100,022

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$23,050,978
Gross unrealized appreciation	$5,077,597
Gross unrealized depreciation	(269,864)
Net unrealized appreciation	$4,807,733

5

Eaton Vance Small-Cap Value Fund                                                                                        as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%

Security	Shares	Value
Auto and Parts — 2.5%
BorgWarner, Inc.	8,500	$479,910
		$479,910
Cement — 2.5%
Lafarge North America, Inc.	7,200	486,792
		$486,792
Chemical — 2.7%
RPM, Inc.	28,000	515,200
		$515,200
Computer/Communications Related — 1.5%
International Rectifier Corp. (1)	6,600	297,528
		$297,528
Construction/Engineering — 2.2%
Granite Construction, Inc.	11,000	420,640
		$420,640
Electrical Equipment — 3.0%
Belden, Inc.	30,500	592,615
		$592,615
Electronics — 3.6%
Bel Fuse, Inc. Class B	11,500	418,945
Technitrol, Inc.	18,000	275,760
		$694,705
Energy — 19.0%
Cimarex Energy Co. (1)	4,100	185,853
Maverick Tube Corp. (1)	20,700	621,000
Newfield Exploration Co. (1)	14,600	716,860
Piedmont Natural Gas Co., Inc.	25,000	629,250
Questar Corp.	6,700	590,404
Spinnaker Exploration Co. (1)	14,400	931,536
		$3,674,903
Food Wholesalers/Retailers — 2.6%
Performance Food Group Co. (1)	12,000	378,720
SUPERVALU, Inc.	3,800	118,256
		$496,976

1

Household Products — 9.2%
Chattem, Inc. (1)	5,500	$195,250
Church & Dwight Co., Inc.	17,500	646,450
Libbey, Inc.	14,500	220,400
Prestige Brands Holdings, Inc. (1)	33,300	410,256
Tupperware Corp.	13,500	307,530
		$1,779,886
Industrial Products — 10.4%
A.O. Smith Corp.	20,500	584,250
Albany International Corp.	16,500	608,355
CLARCOR, Inc.	4,400	126,368
Teleflex, Inc.	10,000	705,000
		$2,023,973
Insurance — 4.5%
Protective Life Corp.	12,500	514,750
Scottish Re Group Ltd.	15,000	357,600
		$872,350
Medical Services/Supplies — 11.1%
CONMED Corp. (1)	14,000	390,320
Mentor Corp.	7,600	418,076
Owens & Minor, Inc.	16,700	490,145
PolyMedica Corp.	12,500	436,750
West Pharmaceutical Services, Inc.	14,100	418,347
		$2,153,638
Packaging — 3.2%
AptarGroup, Inc.	12,500	622,625
		$622,625
Restaurant — 4.2%
Applebee’s International, Inc.	8,500	175,865
CBRL Group, Inc.	10,200	343,332
Landry’s Restaurants, Inc.	10,000	293,000
		$812,197
Retailing — 3.4%
BJ’s Wholesale Club, Inc. (1)	11,000	305,800
Claire’s Stores, Inc.	14,500	349,885
		$655,685
Toys — 1.7%
RC2 Corp. (1)	10,000	337,600
		$337,600

2

Transportation — 7.5%
Arkansas Best Corp.	19,000	$662,530
Offshore Logistics (1)	10,800	399,600
OMI Corp.	11,300	201,931
Yellow Roadway Corp. (1)	4,500	186,390
		$1,450,451
Total Common Stocks (identified cost $14,172,912)		$18,367,674
Total Investments — 94.8% (identified cost $14,172,912)		$18,367,674
Other Assets, Less Liabilities — 5.2%		$1,013,211
Net Assets — 100.0%		$19,380,885

(1)	Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$14,172,912
Gross unrealized appreciation	$4,379,090
Gross unrealized depreciation	(184,328)
Net unrealized appreciation	$4,194,762

3

Eaton Vance Special Equities Fund as of September 30, 2005 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2005, the value of the Fund’s investment in the Portfolio was $44,591,896 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Special Equities Portfolio                                                                                                           as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Aerospace & Defense — 2.8%
Aviall, Inc. (1)	12,200	$412,116
DRS Technologies, Inc.	8,500	419,560
Mercury Computer Systems, Inc. (1)	8,100	212,625
Teledyne Technologies, Inc. (1)	5,800	199,926
		$1,244,227
Air Freight & Logistics — 1.6%
Hub Group, Inc., Class A (1)	9,600	352,416
UTI Worldwide, Inc.	4,400	341,880
		$694,296
Beverages — 0.4%
Hansen Natural Corp. (1)	3,732	175,703
		$175,703
Biotechnology — 2.2%
Abgenix, Inc. (1)	52,300	663,164
United Therapeutics Corp. (1)	4,700	328,060
		$991,224
Capital Markets — 1.7%
Affiliated Managers Group, Inc. (1)	4,100	296,922
Greenhill & Co., Inc.	11,100	462,759
		$759,681
Chemicals — 0.6%
Agrium, Inc.	12,300	270,231
		$270,231
Commercial Services & Supplies — 1.7%
Harland (John H.) Co.	6,300	279,720
Resources Connection, Inc. (1)	15,500	459,265
		$738,985
Computers & Peripherals — 3.9%
Novatel Wireless, Inc. (1)	57,300	829,131
Palm, Inc. (1)	13,400	379,622
Synaptics, Inc. (1)	27,000	507,600
		$1,716,353
Consumer Finance — 1.4%
Student Loan Corp.	2,550	604,044
		$604,044
Diversified Consumer Services — 1.9%
DeVry, Inc. (1)	17,600	335,280
Education Management Corp. (1)	7,300	235,352

1

Regis Corp.	6,900	$260,958
		$831,590
Electric Utilities — 1.2%
ALLETE, Inc.	5,400	247,374
Westar Energy, Inc.	12,700	306,451
		$553,825
Electrical Equipment — 2.0%
AMETEK, Inc.	9,400	403,918
Roper Industries, Inc.	12,400	487,196
		$891,114
Food & Staples Retailing — 0.6%
Longs Drugstores Corp.	6,700	287,363
		$287,363
Health Care Equipment & Supplies — 8.5%
Aspect Medical Systems, Inc. (1)	9,600	284,448
CONMED Corp. (1)	8,300	231,404
DJ Orthopedics, Inc. (1)	12,600	364,644
Hologic, Inc. (1)	10,600	612,150
IDEXX Laboratories, Inc. (1)	3,400	227,392
Immucor, Inc. (1)	17,000	466,480
Intuitive Surgical, Inc. (1)	4,800	351,792
Kyphon, Inc. (1)	10,100	443,794
Respironics, Inc. (1)	12,200	514,596
Ventana Medical Systems, Inc. (1)	8,100	308,367
		$3,805,067
Health Care Providers & Services — 7.4%
Chemed Corp.	10,500	455,070
Community Health Systems, Inc. (1)	10,400	403,624
eResearch Technology, Inc. (1)	22,400	317,856
Health Net, Inc. (1)	11,400	539,448
LifePoint Hospitals, Inc. (1)	8,600	376,078
Pediatrix Medical Group, Inc. (1)	3,500	268,870
Psychiatric Solutions, Inc. (1)	4,900	265,727
United Surgical Partners International, Inc. (1)	10,800	422,388
VCA Antech, Inc. (1)	10,600	270,512
		$3,319,573
Hotels, Restaurants & Leisure — 5.2%
Aztar Corp. (1)	12,000	369,720
Cheesecake Factory, Inc. (1)	5,500	171,820
Choice Hotels International, Inc.	5,900	381,376
Gaylord Entertainment Co. (1)	9,100	433,615
Penn National Gaming, Inc. (1)	5,594	174,029

2

Sonic Corp. (1)	12,800	$350,080
Station Casinos, Inc.	6,350	421,386
		$2,302,026
Household Durables — 1.0%
Central Garden & Pet Co. (1)	4,167	188,557
Jarden Corp. (1)	6,600	271,062
		$459,619
Insurance — 1.5%
Philadelphia Consolidated Holding Corp. (1)	3,300	280,170
Stewart Information Services Corp.	8,000	409,600
		$689,770
Internet Software & Services — 0.3%
SINA Corp. (1)	5,500	151,250
		$151,250
IT Services — 5.1%
Cognizant Technology Solutions Corp. (1)	9,500	442,605
Euronet Worldwide, Inc. (1)	16,800	497,112
MoneyGram International, Inc.	27,100	588,341
SI International, Inc. (1)	9,596	297,188
SRA International, Inc., Class A (1)	12,400	439,952
		$2,265,198
Machinery — 3.4%
Actuant Corp., Class A	10,100	472,680
Bucyrus International, Inc., Class A	12,400	609,212
Joy Global, Inc.	8,650	436,479
		$1,518,371
Media — 2.1%
Central European Media Enterprises, Ltd. (1)	17,400	918,894
		$918,894
Multi-Utilities — 1.0%
CMS Energy Corp. (1)	27,000	444,150
		$444,150
Oil, Gas & Consumable Fuels — 10.9%
Alon USA Energy, Inc. (1)	26,248	633,889
Denbury Resources, Inc. (1)	11,900	600,236
Goodrich Petroleum Corp. (1)	21,843	512,655
Peabody Energy Corp.	10,900	919,415
Quicksilver Resources, Inc. (1)	9,850	470,732
Southwestern Energy Co. (1)	12,800	939,520
Vintage Petroleum, Inc.	17,300	789,918
		$4,866,365

3

Personal Products — 0.7%
Chattem, Inc. (1)	8,216	$291,668
		$291,668
Pharmaceuticals — 1.6%
Hi-Tech Pharmacal Co., Inc. (1)	4,600	138,368
MGI Pharma, Inc. (1)	9,900	230,769
Penwest Pharmaceuticals Co. (1)	18,600	326,058
		$695,195
Real Estate — 2.0%
Strategic Hotel Capital, Inc.	19,100	348,766
Taubman Centers, Inc.	11,400	361,380
Trizec Properties, Inc.	8,300	191,398
		$901,544
Semiconductors & Semiconductor Equipment — 8.2%
Advanced Analogic Technologies, Inc. (1)	35,178	393,642
Advanced Energy Industries, Inc. (1)	19,821	213,274
Atheros Communications, Inc. (1)	42,900	418,704
Brooks Automation, Inc. (1)	14,200	189,286
Ikanos Communications (1)	4,674	57,443
International Rectifier Corp. (1)	16,000	721,280
Intersil Corp., Class A	27,200	592,416
Sigmatel, Inc. (1)	32,600	659,824
Veeco Instruments, Inc. (1)	26,800	429,872
		$3,675,741
Software — 6.8%
Activision, Inc. (1)	24,100	492,845
Blackbaud, Inc.	16,800	238,056
i2 Technologies, Inc. (1)	34,600	644,944
Intellisync Corp. (1)	106,600	473,304
MICROS Systems, Inc. (1)	8,800	385,000
NAVTEQ, Corp. (1)	7,000	349,650
Quest Software, Inc. (1)	31,000	467,170
		$3,050,969
Specialty Retail — 2.9%
DSW, Inc., Class A (1)	8,687	184,164
GameStop Corp., Class A (1)	12,000	377,640
Hibbet Sporting Goods, Inc. (1)	16,500	367,125
O’Reilly Automotive, Inc. (1)	12,800	360,704
		$1,289,633
Textiles, Apparel & Luxury Goods — 1.4%
Gildan Activewear, Inc. (1)	11,248	430,011
Warnaco Group, Inc. (1)	9,600	210,336
		$640,347

4

Thrifts & Mortgage Finance — 1.5%
IndyMac Bancorp, Inc.	11,500	$455,170
WSFS Financial Corp.	3,900	229,671
		$684,841
Wireless Telecommunication Services — 2.6%
NII Holdings, Inc., Class B (1)	13,500	1,140,075
		$1,140,075
Total Common Stocks (identified cost $35,058,938)		$42,868,932

Commercial Paper — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value
UBS Finance LLC, 3.86%, 10/3/05	$428	$427,908
Total Commercial Paper (at amortized cost, $427,908)		$427,908

Short-Term Investments — 2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$892	$892,000
Total Short-Term Investments (at amortized cost, $892,000)		$892,000
Total Investments — 99.1% (identified cost $36,378,846)		$44,188,840
Other Assets, Less Liabilities — 0.9%		$403,078
Net Assets — 100.0%		$44,591,918

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2005.

5

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$36,378,846
Gross unrealized appreciation	$8,234,681
Gross unrealized depreciation	(424,687)
Net unrealized appreciation	$7,809,994

6

Eaton Vance Utilities Fund  as of September 30, 2005 (Unaudited)

Eaton Vance Utilities Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Utilities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2005, the value of the Fund’s investment in the Portfolio was $910,172,048 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Utilities Portfolio                                                                                                                          as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Broadcasting and Cable — 2.9%
Antena 3 Television SA	3,380	$61,523
Inmarsat PLC	500,000	2,865,942
New Skies Satellites Holdings, Ltd.	150,000	3,156,750
Ovation, Inc. (1)(2)	18,040	200,000
PanAmSat Holding Corp.	419,005	10,139,921
Rogers Communications, Inc., Class B	250,000	9,862,500
		$26,286,636
Electric Utilities — 37.4%
Allegheny Energy, Inc. (1)	492,900	15,141,888
ALLETE, Inc.	316,666	14,506,469
British Energy Group PLC (1)	1,000,000	8,479,694
Dominion Resources, Inc.	110,000	9,475,400
E. ON AG ADR	560,000	17,220,000
Edison International	600,000	28,368,000
Enel SPA	1,285,000	11,086,779
Entergy Corp.	150,000	11,148,000
Exelon Corp.	461,250	24,649,200
FirstEnergy Corp.	100,000	5,212,000
Fortis, Inc.	50,000	4,178,873
Fortum Oyj	450,000	9,060,460
FPL Group, Inc.	381,860	18,176,536
ITC Holdings Corp.	200,000	5,796,000
Northeast Utilities	575,000	11,471,250
NorthWestern Corp.	225,000	6,792,750
NRG Energy, Inc. (1)	340,000	14,484,000
NSTAR	200,000	5,784,000
Ormat Technologies, Inc.	296,400	6,559,332
PG&E Corp.	575,000	22,568,750
PPL Corp.	360,000	11,638,800
Public Power Corp.	65,000	1,435,281
RWE AG	220,000	14,613,516
Scottish and Southern Energy PLC	650,000	11,850,387
Scottish Power PLC	1,054,290	10,651,070
Terna SPA	1,250,000	3,236,393
TXU Corp.	325,000	36,686,000
		$340,270,828
Energy Services — 0.5%
Evergreen Solar, Inc. (1)	300,000	2,799,000
KFx, Inc. (1)	100,000	1,712,000
		$4,511,000

Engineering and Construction — 2.8%
Bouygues SA	250,000	$11,653,921
Halliburton Co.	200,000	13,704,000
		$25,357,921
Gas Utilities — 11.3%
AGL Resources, Inc.	200,000	7,422,000
Enbridge, Inc.	50,000	1,596,000
Equitable Resources, Inc.	420,000	16,405,200
Gaz de France (1)	33,200	1,113,567
KeySpan Corp.	98,857	3,635,960
Kinder Morgan, Inc.	135,000	12,981,600
NiSource, Inc.	150,000	3,637,500
ONEOK, Inc.	272,600	9,273,852
Questar Corp.	200,000	17,624,000
Western Gas Resources, Inc.	100,000	5,123,000
Williams Co., Inc. (The)	950,000	23,797,500
		$102,610,179
Integrated Oil — 3.7%
BP PLC ADR	25,000	1,771,250
Exxon Mobil Corp.	100,000	6,354,000
Marathon Oil Corp.	100,000	6,893,000
Statoil ASA	250,000	6,195,656
Statoil ASA ADR	250,000	6,172,500
Total SA ADR	50,000	6,791,000
		$34,177,406
Oil and Gas - Exploration and Production — 4.5%
Denbury Resources, Inc. (1)	25,000	1,261,000
Niko Resources, Ltd.	50,000	2,197,139
Southwestern Energy Co. (1)	302,000	22,166,800
Talisman Energy, Inc.	170,000	8,302,800
Vintage Petroleum, Inc.	150,000	6,849,000
		$40,776,739
Oil and Gas - Refining and Marketing — 1.3%
Neste Oil Oyj	312,500	11,571,894
		$11,571,894
Semiconductors — 0.0%
Ikanos Communications (1)	12,823	157,595
		$157,595
Telecommunications Services — 18.7%
BCE, Inc.	585,400	16,063,376
BellSouth Corp.	550,000	14,465,000
Chunghwa Telecom Co., Ltd. ADR	154,800	2,865,348
Commonwealth Telephone Enterprises, Inc.	100,000	3,770,000

Consolidated Communications Holdings, Inc. (1)	35,000	$476,000
Deutsche Telekom AG ADR	300,000	5,472,000
Fairpoint Communciations, Inc.	150,000	2,194,500
France Telecom SA	500,000	14,429,732
Koninklijke (Royal) KPN NV	300,000	2,701,322
SBC Communications, Inc.	650,000	15,580,500
Sprint Corp.	510,000	12,127,800
TDC A/S	335,600	18,112,037
Telecom Corporation of New Zealand Ltd.	1,000,000	4,180,064
Telecom Italia SPA	1,000,000	2,793,895
Telefonos de Mexico SA de CV (Telmex) ADR	500,000	10,635,000
Telenor ASA	500,000	4,492,343
TELUS Corp.	500,000	20,370,000
Verizon Communications, Inc.	590,000	19,287,100
		$170,016,017
Transportation — 0.6%
Macquarie Infrastructure Group	750,000	2,298,598
Societe des Autoroutes du Nord et de l’Est de la France (1)	15,850	992,741
Societe des Autoroutes Paris-Rhin-Rhone	30,000	2,024,597
		$5,315,936
Utilities - Electric and Gas — 7.0%
CMS Energy Corp. (1)	1,275,000	20,973,750
Constellation Energy Group, Inc.	25,000	1,540,000
Energy East Corp.	400,000	10,076,000
MDU Resources Group, Inc.	130,000	4,634,500
National Grid PLC	494,772	4,658,965
Sempra Energy	320,000	15,059,200
Suez SA	100,000	2,898,414
Wisconsin Energy Corp.	100,000	3,992,000
		$63,832,829
Water Utilities — 2.1%
Aqua America, Inc.	325,000	12,356,500
United Utilities PLC	630,207	7,289,363
		$19,645,863
Wireless Telecommunication Services — 5.5%
Alltel Corp.	210,000	13,673,100
Centennial Communications Corp. (1)	7,100	106,358
China Netcom Group Corp. (Hong Kong), Ltd. ADR	2,500	85,850

Leap Wireless International, Inc. (1)	150,000	$5,280,000
O2 PLC (1)	5,000,000	13,957,217
Vodafone Group PLC	650,000	16,880,500
		$49,983,025
Total Common Stocks (identified cost $620,726,619)		$894,513,868

Convertible Preferred Stocks — 0.4%

Security	Shares	Value
Gas Utilities — 0.4%
Williams Holdings of Delaware (3)	29,400	$3,421,425
		$3,421,425
Total Convertible Preferred Stocks (identified cost $1,470,000)		$3,421,425

Preferred Stocks — 0.2%

Security	Shares	Value
Broadcasting and Cable — 0.2%
Ovation, Inc. (PIK) (1)(2)	807	$1,566,000
		$1,566,000
Total Preferred Stocks (identified cost $3,595,224)		$1,566,000

Convertible Bonds — 0.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Reliant Resources, Inc., 5.00%, 8/15/10 (3)	$100	$174,250
Total Convertible Bonds (identified cost, $100,000)		$174,250

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc., Exp. 12/10/07 (1)	8,205	$7,795
		$7,795
Total Warrants (identified cost $0)		$7,795

Commercial Paper — 1.8%

	Principal
	Amount
Security	(000’s omitted)	Value
UBS Finance LLC, 3.86%, 10/3/05	$16,617	$16,613,436
Total Commercial Paper (at amortized cost, $16,613,437)		$16,613,436

Short-Term Investments — 0.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 100.9% (identified cost $644,505,280)		$918,296,774
Other Assets, Less Liabilities — (0.9)%		$(8,124,674)
Net Assets — 100.0%		$910,172,100

ADR	—	American Depository Receipt
PIK	—	Payment In Kind.
(1)		Non-income producing security.
(2)		Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $3,595,675 or 0.4% of the Portfolio’s net assets.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Spain	0%	$61,523
Hong Kong	0%	85,850
Greece	0.2%	1,435,281
Australia	0.2%	2,298,598
Netherlands	0.3%	2,701,322
Taiwan	0.3%	2,865,348
Bermuda	0.3%	3,156,750
New Zealand	0.5%	4,180,064
Mexico	1.2%	10,635,000
Norway	1.8%	16,860,499
Italy	1.9%	17,117,067
Denmark	2%	18,112,037
Finland	2.3%	20,632,354
Germany	4.1%	37,305,516
France	4.4%	39,903,972
Canada	6.9%	62,570,688
United Kingdom	8.6%	78,404,387
United States	65.9%	599,970,518

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$644,505,280
Gross unrealized appreciation	$282,391,002
Gross unrealized depreciation	(8,599,508)
Net unrealized appreciation	$273,791,494

The net unrealized appreciation on foreign currency at September 30, 2005, was $8,290.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	November 28, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	November 28, 2005